Average Annual Total Returns			12 Months Ended	60 Months Ended	76 Months Ended	98 Months Ended	120 Months Ended
		May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Investable Markets Index (reflects no deduction for fees, expenses or taxes except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Investable Markets Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			31.38%	4.66%			8.37%
S&P Global Natural Resources Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P® Global Natural Resources Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			28.86%	10.61%			10.38%
MSCI AC World Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC World Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%	11.19%			11.72%
MarketVector Global Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MarketVector Global Gold Miners Index2(reflects no deduction for fees, expenses or taxes, except withholding taxes)
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			158.28%	21.22%			21.83%
UBS Constant Maturity Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	UBS Constant Maturity Commodity Index (reflects no deduction for fees, expenses or taxes)2
Average Annual Return, Percent	[2]		9.55%	12.63%			8.71%
Morningstar® Wide Moat Focus Index (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® Wide Moat Focus Index (reflects no deduction for fees, taxes, or expenses)
Average Annual Return, Percent			13.80%	12.71%		14.41%
50% J.P. Morgan Emerging Market Bond Index Global Diversified Index/50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		50% J.P. Morgan Emerging Market Bond Index Global Diversified Index/50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			16.80%	1.50%			4.20%
ICE BofA Global Broad Market Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA Global Broad Market Plus Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.05%	(2.41%)			1.11%
Emerging Markets Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			22.77%	(2.31%)			4.37%
Emerging Markets Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	After Taxes on Distributions1
Average Annual Return, Percent	[3]		22.44%	(2.93%)			4.02%
Emerging Markets Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.47%	(1.79%)			3.47%
Emerging Markets Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			31.00%	(0.61%)			5.53%
Performance Inception Date		Dec. 31, 2007
Emerging Markets Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			30.93%	(0.71%)			5.43%
Performance Inception Date		Apr. 30, 2010
Emerging Markets Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			31.05%	(0.52%)	3.26%
Performance Inception Date		Sep. 16, 2019
Global Resources Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			28.28%	8.84%			7.27%
Global Resources Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	After Taxes on Distributions1
Average Annual Return, Percent	[4]		27.47%	8.23%			6.93%
Global Resources Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.73%	6.83%			5.81%
Global Resources Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			36.67%	10.61%			8.36%
Performance Inception Date		May 01, 2006
Global Resources Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			36.43%	10.41%			8.17%
Performance Inception Date		Apr. 30, 2010
International Investors Gold Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			150.57%	18.43%			20.79%
International Investors Gold Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	After Taxes on Distributions1
Average Annual Return, Percent	[5]		144.70%	16.75%			18.59%
International Investors Gold Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			89.09%	13.99%			16.46%
International Investors Gold Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			162.77%	18.91%			20.58%
Performance Inception Date		Oct. 03, 2003
International Investors Gold Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			166.63%	20.31%			21.98%
Performance Inception Date		Oct. 02, 2006
International Investors Gold Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			166.62%	20.22%			21.86%
Performance Inception Date		Apr. 30, 2010
CM Commodity Index Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			1.80%	9.64%			6.54%
Performance Inception Date		Dec. 31, 2010
CM Commodity Index Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	After Taxes on Distributions1
Average Annual Return, Percent	[6]		(1.91%)	4.67%			3.44%
CM Commodity Index Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.07%	5.30%			3.70%
CM Commodity Index Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			8.32%	11.26%			7.48%
Performance Inception Date		Dec. 31, 2010
CM Commodity Index Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			8.28%	11.22%			7.42%
Performance Inception Date		Dec. 31, 2010
CM Commodity Index Fund Class Y | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%			14.82%
VanEck Morningstar Wide Moat Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			13.12%	12.04%		13.70%
Performance Inception Date		Nov. 06, 2017
VanEck Morningstar Wide Moat Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	After Taxes on Distributions1
Average Annual Return, Percent	[7]		8.88%	8.62%		10.37%
VanEck Morningstar Wide Moat Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.65%	8.34%		9.84%
VanEck Morningstar Wide Moat Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			13.23%	12.14%		13.81%
Performance Inception Date		Nov. 06, 2017
VanEck Morningstar Wide Moat Fund Class Z | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.54%
VanEck Emerging Markets Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	(return before taxes)
Average Annual Return, Percent	[8]		19.04%	3.87%			5.49%
VanEck Emerging Markets Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	(return after taxes on distributions)
Average Annual Return, Percent	[8]		15.56%	1.60%			3.38%
VanEck Emerging Markets Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	(return after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent	[8]		11.10%	1.93%			3.30%

[1]	Effective January 1, 2026, MarketVectorTM Global Gold Miners Index replaced the NYSE Arca Gold Miners Index as the Fund’s primary performance benchmark. The MarketVectorTM Global Gold Miners Index was launched on June 3, 2025.
[2]	Performance of the UBS Constant Maturity Commodity Index prior to July 18, 2022 reflects the UBS Constant Maturity Commodity Index’s previous methodology which had a different funding reference rate than the current index methodology.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or Investment Retirement Account.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or Investment Retirement Account.

[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or Investment Retirement Account.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or Investment Retirement Account.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or Investment Retirement Account.
[8]	Performance prior to October 6, 2025 reflects the performance of Class I Shares of the Predecessor Fund.